Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 4,169,730	$ 3,424,768
Less: accumulated depreciation		(3,330,713)	(3,225,867)
Property, plant and equipment, net		839,017	198,901
Construction in progress		14,942
Total property, plant and equipment, net		853,959	198,901
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		2,606,707	2,333,707
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	[1]	523,654
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		447,411	508,389
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		414,389	413,129
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		154,598	157,841
Furniture [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		$ 22,971	$ 11,702

[1]	In June 2024, CCSC Technology Serbia signed a purchase agreement on real estate to purchase 4 lots of agricultural land located in Serbia.